Collaboration Agreements	12 Months Ended
Dec. 31, 2021
Collaboration Agreements Disclosure [Abstract]
Collaboration Agreements
23.	Collaboration Agreements
(a)

In March 2009, the Company entered into a technology transfer agreement (with an amendment agreement entered into on December 14, 2011) with Tianjin CanSino Biotechnology Inc. (“Tianjin Cansino”). According to the agreement, Tianjing Cansino will transfer the technology related to pneumococcal vaccine to the Company and jointly develop the technology with the Company. The collaboration term under the technology transfer agreement is from March 12, 2009 to eight years after the first sale of the vaccine developed under the technology transfer agreement in the Chinese market.

Under the terms of the technology transfer agreement, the Company will make milestone payments of up to $3,000 and royalty payments ranging from 6% to 10% of net sales in China. Both parties will work together to develop international markets for the products. On November 17, 2009 and December 14, 2011, two amendment agreements were signed for the payment of $300 for the transfer of an additional six serotypes and related technology. As of December 31, 2021, the Company made total milestone payments of $1,200 ($1,000 under the agreement dated as of March 12, 2009 and $200 under the amendment agreement dated as of December 14, 2011). The remaining milestone payments will be paid when the Company achieves each specific milestone, which includes obtaining clinical trials approval, completing clinical trials and achievement of desired results, and achievement of commercial sales.

In January 2015, the Company entered into the third amendment to the technology transfer agreement dated March 12, 2009 and the two amendment agreements dated November 17, 2009 and December 24, 2011, respectively. By entering into this third amendment, the technology transfer agreement was amended to be a licensing agreement. The remaining milestone and royalty payments under the technology transfer agreement have been reduced. Both the Company and Tianjin Cansino are free to develop pneumococcal vaccines or to collaborate with other companies for the same purpose. The Company did not make any payment or recorded any research and development expenses for the years ended December 31, 2021, 2020 and 2019, respectively.

(b)

In August 2009, the Company entered into a patent license agreement with the National Institutes of Health (“NIH”), an agency of the United States Public Health Services within the Department of Health and Human Services. NIH has granted us a non-exclusive license to import and use certain Rotavirus Strains and Monoclonal Antibodies (“Biological Materials”) to develop an oral rotavirus vaccine and produce the vaccine in commercial sales and launch into market. NIH has also granted us the right to use certain documentation associated with the Biological Materials for this research and development project. The term of the license under the patent license agreement is from August 18, 2009 to the later of (a) the expiration of all royalty obligations under the licensed rights where such rights exist and (b) eight years after the first commercial sale by the Company, unless the agreement is terminated earlier per the provisions included therein.

The Company has agreed to pay NIH a license issue royalty of $80 upon execution of the agreement and a non-refundable minimum annual royalty of $8, and royalty payments on net sales ranging from 1.5% to 4% depending on the sales territory and the customers. The Company has also agreed to pay NIH benchmark royalties of $330 upon achieving each benchmark as specified in the patent license agreement, including completion of clinical trials, obtaining regulatory approval for marketing, and achievement of commercial sales. The Company recorded $nil license royalty of $1 for the year ended December 31, 2021 as R&D expenses (2020 - $1, 2019 - $1).

(c)

In August 2011, the Company licensed from Medimmune, LLC, a US based pharmaceutical company, certain non-exclusive rights to use patented reverse genetics technology pertaining to H5N1 influenza virus strain production for vaccines. The Company has agreed to pay an upfront license fee and milestone payments of up to an aggregate of $9,900 based upon achievement of cumulative net sales of licensed products in China (including Hong Kong and Macau), as well as royalty payments in single digit of net sales of the licensed products in China (including Hong Kong and Macau). License fee and royalties of $3,400 accrued at the end of 2011 were paid in 2012. The Company did not accrue any royalty payment in 2021, 2020 and 2019.

(d)

In April 2014, the Company entered into a non-exclusive license agreement (the “Agreement”) with The Institute for Translational Vaccinology (“INTRAVACC”), a governmental institute working under the Dutch Ministry of Public Health, Welfare and Sports, to develop and commercialize the Sabin Inactivated Polio Vaccine (“sIPV”) for distribution in China and other countries. The Company expects to develop and commercialize the vaccine in China, as well as seeking regulatory approval in other countries. The agreement has a term of 50 years.

The Company has agreed to pay INTRAVACC up to $2,406 (€1.5 million), net of PRC tax, including an entrance fee and milestone payments upon achieving specific milestones. The Company has also agreed to pay royalty payments in a single digit percentage of net sales generated worldwide from the product or products developed under the Agreement. The Company recorded a royalty fee of $72 (€60,000) for the year ended December 31, 2021 as cost of goods sold, and recorded a milestone fee of $35 (€30,000) for the year ended December 31, 2020 as research and development expense. There was no expense incurred or paid to INTRAVACC for the year ended December 31, 2019.

(e)

In September 2015, Sinovac Dalian entered into a technology transfer and supply agreement with GlaxoSmithKline Biologicals SA, or GSK, to use GSK’s measles seeds to develop combination vaccines containing measles for the China market. Under this agreement, GSK agreed to transfer its measles seeds, provide reasonable assistance and relevant technical materials to Sinovac Dalian for the purpose of developing and producing combination vaccines containing measles. The Company did not make any payment for purchasing measles seeds to GSK for the years ended December 31, 2021, 2020 and 2019.

(f)

In June 2020, the Company entered into a clinical development collaboration agreement with Instituto Butantan, a leading Brazilian producer of immunobiologic products, to advance the clinical trials of CoronaVac, Sinovac’s inactivated vaccine candidate against COVID-19 to Phase III. Through the collaboration, Instituto Butantan sponsored our phase III clinical trials in Brazil. A series of agreements completed or to be completed between the parties help establish extensive collaboration that includes technology licensing, market authorization and commercialization of CoronaVac. In this way, Instituto Butantan can ensure that the Brazilian population has access to this vaccine.

(g)

In September 2020, the Company signed two agreements with PT Bio Farma, a leading biopharmaceutical company in Indonesia, for the supply, local production and technology licensing in respect of CoronaVac. Under these agreements the Company is committed to supply PT Bio Farma bulk vaccine to enable PT Bio Farma to produce CoronaVac in Indonesia.

(h)

In November 2020, the Company signed two agreements with KEYMEN Ilac Sanayi. Ve Tic. A.S. (“KEYMEN”), an active in supplying of pharmaceutical products in Turkey, for the supply, local production and technology and know-how licensing of CoronaVac. Under the agreements the Company and KEYMEN will cooperate to enable local filling and packaging from the bulk vaccine supplied by the Company in designated facilities in Turkey.